Cover	6 Months Ended
Jan. 31, 2024
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Entity Registrant Name	TIANCI INTERNATIONAL, INC.
Entity Central Index Key	0001557798
Entity Tax Identification Number	45-5540446
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit B,10/F., Ritz Plaza
Entity Address, Address Line Two	No.122 Austin Road
Entity Address, Address Line Three	Tsim Sha Tsui
Entity Address, City or Town	Kowloon
Entity Address, Postal Zip Code	999077
City Area Code	852
Local Phone Number	22510781
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false